Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 170,155	$ 126,053
Cash equivalents	525,934	99,992
Total cash and cash equvivalents	$ 696,089	$ 226,045	$ 192,683